UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21875
Investment Company Act File Number
Global Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Global Dividend Income Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.9%

Security	Shares	Value
Aerospace & Defense — 1.5%
United Technologies Corp.	77,000	$6,032,950

		$6,032,950

Beverages — 1.0%
Anheuser-Busch InBev NV	70,000	$4,256,076

		$4,256,076

Building Products — 1.0%
Compagnie de Saint-Gobain	92,000	$4,108,818

		$4,108,818

Chemicals — 3.8%
Air Products and Chemicals, Inc.	106,000	$9,331,180
BASF SE	40,000	3,085,571
LyondellBasell Industries NV, Class A	75,000	3,232,500

		$15,649,251

Commercial Banks — 6.0%
Australia and New Zealand Banking Group, Ltd.	105,000	$2,388,251
PNC Financial Services Group, Inc.	161,000	9,486,120
U.S. Bancorp	302,907	8,548,035
Wells Fargo & Co.	145,000	4,235,450

		$24,657,856

Communications Equipment — 1.1%
HTC Corp.	79,250	$1,303,203
QUALCOMM, Inc.	35,000	2,058,700
Telefonaktiebolaget LM Ericsson, Class B	112,000	1,042,297

		$4,404,200

Construction & Engineering — 1.0%
Vinci SA	87,000	$4,047,780

		$4,047,780

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	50,000	$1,865,000

		$1,865,000

Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	65,000	$2,406,950
Telstra Corp., Ltd.	600,000	2,120,691

		$4,527,641

Electric Utilities — 3.5%
American Electric Power Co., Inc.	170,000	$6,725,200
SSE PLC	400,000	7,717,574

		$14,442,774

Energy Equipment & Services — 2.3%
Schlumberger, Ltd.	60,559	$4,552,220
Seadrill, Ltd.	135,000	5,026,842

		$9,579,062

Food & Staples Retailing — 1.2%
Wal-Mart Stores, Inc.	78,800	$4,835,168

		$4,835,168

Security	Shares	Value
Food Products — 2.6%
Nestle SA	187,587	$10,764,499

		$10,764,499

Health Care Equipment & Supplies — 2.1%
Covidien PLC	170,000	$8,755,000

		$8,755,000

Health Care Providers & Services — 1.9%
Fresenius Medical Care AG & Co. KGaA	110,000	$7,864,288

		$7,864,288

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	117,000	$3,533,400
McDonald’s Corp.	111,400	11,034,170

		$14,567,570

Household Products — 1.5%
Henkel AG & Co. KGaA, PFC Shares	100,000	$6,178,654

		$6,178,654

Industrial Conglomerates — 1.8%
Siemens AG	78,000	$7,366,024

		$7,366,024

Insurance — 3.8%
Aflac, Inc.	60,000	$2,893,800
MetLife, Inc.	125,000	4,416,250
Prudential Financial, Inc.	140,000	8,013,600

		$15,323,650

IT Services — 5.4%
Accenture PLC, Class A	144,000	$8,256,960
International Business Machines Corp.	71,781	13,825,021

		$22,081,981

Machinery — 1.2%
Deere & Co.	55,000	$4,738,250

		$4,738,250

Media — 1.0%
McGraw-Hill Cos., Inc. (The)	85,000	$3,910,000

		$3,910,000

Metals & Mining — 2.7%
BHP Billiton PLC	194,000	$6,521,666
Freeport-McMoRan Copper & Gold, Inc.	95,000	4,389,950

		$10,911,616

Multi-Utilities — 2.4%
CMS Energy Corp.	275,000	$6,003,250
National Grid PLC	375,000	3,734,162

		$9,737,412

Oil, Gas & Consumable Fuels — 10.8%
ConocoPhillips	120,000	$8,185,200
ENI SpA	210,000	4,652,936
Exxon Mobil Corp.	53,529	4,482,518
Occidental Petroleum Corp.	43,160	4,306,073
Repsol YPF SA	170,000	4,687,660
Royal Dutch Shell PLC, Class A	241,000	8,549,909
Total SA	175,000	9,275,304

		$44,139,600

Security	Shares	Value
Pharmaceuticals — 9.5%
Abbott Laboratories	78,000	$4,223,700
AstraZeneca PLC	170,000	8,187,704
Johnson & Johnson	116,785	7,697,299
Novartis AG	135,000	7,326,901
Sanofi SA	90,000	6,672,857
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,513,000

		$38,621,461

Road & Rail — 4.2%
Canadian National Railway Co.	111,000	$8,371,620
Union Pacific Corp.	75,000	8,573,250

		$16,944,870

Software — 3.3%
Microsoft Corp.	220,000	$6,496,600
Oracle Corp.	250,000	7,050,000

		$13,546,600

Specialty Retail — 6.4%
Home Depot, Inc. (The)	112,000	$4,971,680
Industria de Diseno Textil SA	22,000	1,922,499
Kingfisher PLC	500,000	2,018,801
Limited Brands, Inc.	190,000	7,953,400
TJX Companies, Inc. (The)	135,000	9,198,900

		$26,065,280

Textiles, Apparel & Luxury Goods — 0.5%
Adidas AG	30,000	$2,167,603

		$2,167,603

Tobacco — 3.4%
British American Tobacco PLC	178,000	$8,196,580
Philip Morris International, Inc.	77,845	5,820,471

		$14,017,051

Water Utilities — 1.5%
United Utilities Group PLC	650,000	$6,172,539

		$6,172,539

Wireless Telecommunication Services — 2.3%
Vodafone Group PLC	3,500,000	$9,440,058

		$9,440,058

Total Common Stocks (identified cost $334,569,646)		$391,720,582

Preferred Stocks — 1.2%

Security	Shares	Value
Capital Markets — 0.0%(1)
Charles Schwab Corp. (The), 7.00%(2)	95	$97,868

		$97,868

Commercial Banks — 0.5%
Bank of America Corp., 8.125%(2)	350	$354,257
Credit Agricole SA/London, 6.637%(2)(3)	115	83,950
Farm Credit Bank of Texas, Series 1, 10.00%	225	260,648
First Niagara Financial Group, Inc., Series B, 8.625%(2)	5,000	134,650
JPMorgan Chase & Co., 7.90%(2)	350	387,414
KeyCorp, Series A, 7.75%	3,000	325,170
Lloyds Banking Group PLC, 6.657%(2)(3)(4)	195	133,575
Morgan Stanley Capital Trust III, 6.25%	11,000	258,610

Security	Shares	Value
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	$106,400
Wells Fargo & Co., Series L, 7.50%	305	333,975

		$2,378,649

Consumer Finance — 0.1%
Ally Financial, Inc., Series A, 8.50%(2)	15,000	$314,423

		$314,423

Diversified Financial Services — 0.1%
Citigroup Capital XI, 6.00%	12,610	$295,200

		$295,200

Insurance — 0.1%
Aegon NV, 6.375%	5,000	$108,050
AXA SA, 6.379%(2)(3)	42	32,157
AXA SA, 6.463%(2)(3)	68	51,222
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	133,050

		$324,479

Real Estate Investment Trusts (REITs) — 0.4%
CapLease, Inc., Series A, 8.125%	13,000	$322,400
Cedar Shopping Centers, Inc., Series A, 8.875%	12,000	300,120
DDR Corp., Series I, 7.50%	15,000	374,400
Regency Centers Corp., Series C, 7.45%	15,000	382,500
Vornado Realty Trust, Series J, 6.875%	7,500	199,050

		$1,578,470

Total Preferred Stocks (identified cost $4,799,040)		$4,989,089

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Commercial Banks — 0.3%
American Express Co., 6.80% to 9/1/16, 9/1/66(2)(5)	$350	$354,813
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	400	399,000
PNC Financial Services Group, Inc., 6.75% to 8/1/21, 7/29/49(5)	350	363,522

		$1,117,335

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$330	$329,175

		$329,175

Electric Utilities — 0.1%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	$400	$395,424

		$395,424

Insurance — 0.1%
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(5)(6)	$250	$348,520
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	$170	143,438

		$491,958

Pipelines — 0.0%(1)
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$108,862

		$108,862

Total Corporate Bonds & Notes (identified cost $2,246,658)		$2,442,754

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(7)	$6,298	$6,298,280

Total Short-Term Investments (identified cost $6,298,280)		$6,298,280

Total Investments — 99.2% (identified cost $347,913,624)		$405,450,705

Other Assets, Less Liabilities — 0.8%		$3,115,594

Net Assets — 100.0%		$408,566,298

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Amount is less than 0.05%.

(2)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2012.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2012, the aggregate value of these securities is $300,904 or 0.1% of the Portfolio’s net assets.

(4)		Non-income producing security.

(5)		Security converts to floating rate after the indicated fixed-rate coupon period.

(6)		The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $484.

Country Concentration

	Percentage of
Country	Total Investments	Value
United States	53.6%	$217,347,380
United Kingdom	15.0	60,645,393
Germany	6.6	26,662,140
France	5.9	24,104,759
Switzerland	4.5	18,091,400
Ireland	4.2	17,011,960
Spain	1.6	6,610,159
Bermuda	1.2	5,026,842
Italy	1.1	4,652,936
Israel	1.1	4,513,000
Australia	1.1	4,508,942
Belgium	1.1	4,256,076
Netherlands	0.8	3,232,500
Taiwan	0.3	1,303,203
Sweden	0.3	1,042,297
Cayman Islands	0.0	143,438

Long-Term Investments	98.4%	$399,152,425
Short-Term Investments	1.6	6,298,280

Total Investments	100.0%	$405,450,705

The Portfolio did not have any open financial instruments at January 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$349,702,684

Gross unrealized appreciation	$62,032,865
Gross unrealized depreciation	(6,284,844)

Net unrealized appreciation	$55,748,021

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$40,601,550	$6,108,903		$—	$46,710,453
Consumer Staples	10,655,639	29,395,809		—	40,051,448
Energy	21,526,011	32,192,651		—	53,718,662
Financials	39,458,255	2,388,251		—	41,846,506
Health Care	25,188,999	30,051,750		—	55,240,749
Industrials	27,716,070	15,522,622		—	43,238,692
Information Technology	37,687,281	2,345,500		—	40,032,781
Materials	16,953,630	9,607,237		—	26,560,867
Telecommunication Services	2,406,950	11,560,749		—	13,967,699
Utilities	12,728,450	17,624,275		—	30,352,725

Total Common Stocks	$234,922,835	$156,797,747	*	$—	$391,720,582

Preferred Stocks
Financials	$3,273,575	$1,715,514		$—	$4,989,089

Total Preferred Stocks	$3,273,575	$1,715,514		$—	$4,989,089

Corporate Bonds & Notes	$—	$2,442,754		$—	$2,442,754
Short-Term Investments	—	6,298,280		—	6,298,280

Total	$238,196,410	$167,254,295		$—	$405,450,705

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Dividend Income Portfolio

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan Judith A. Saryan
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012